SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION.
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2023	359,202	0.17	1.96	—
Exercised	—	—	—	—
Outstanding, December 31, 2023	359,202	0.17	1.00	114
Vested as of December 31, 2023	359,202	0.17	1.00	114
Exercisable as of December 31, 2023	359,202	0.17	1.00	114

Schedule of RSUs activity under the 2014 Plan

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2023	1,700,864	11.28	6.1	—
Granted	1,388,777	2.96	—	—
Vested	(507,282)	5.04	—	—
Forfeited	(2,553)	13.26	—	—
Unvested, December 31, 2023	2,579,806	8.07	6.6	7,404

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	13,713	563	—
Sales and marketing expenses	2,545	17,794	3,141
General and administrative expenses	292,947	85,508	28,883
Research and development expenses	10,805	14,305	3,272
	320,010	118,170	35,296